Quarterly Holdings Report
for
Fidelity Freedom® 2005 Fund
December 31, 2022
F05-NPRT3-0323
1.811313.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $1,192,528)	1,200,000	1,192,896

Domestic Equity Funds - 7.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	220,453	1,924,553
Fidelity Series Blue Chip Growth Fund (c)	509,080	5,080,621
Fidelity Series Commodity Strategy Fund (c)	53,271	5,611,579
Fidelity Series Growth Company Fund (c)	684,184	9,421,213
Fidelity Series Intrinsic Opportunities Fund (c)	270,983	3,121,720
Fidelity Series Large Cap Stock Fund (c)	556,769	9,203,385
Fidelity Series Large Cap Value Index Fund (c)	210,819	2,907,189
Fidelity Series Opportunistic Insights Fund (c)	395,914	5,665,528
Fidelity Series Small Cap Discovery Fund (c)	91,172	901,690
Fidelity Series Small Cap Opportunities Fund (c)	254,975	2,975,557
Fidelity Series Stock Selector Large Cap Value Fund (c)	545,846	6,495,571
Fidelity Series Value Discovery Fund (c)	359,648	5,308,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,375,338)		58,617,010

International Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	473,954	6,223,020
Fidelity Series Emerging Markets Fund (c)	599,557	4,640,570
Fidelity Series Emerging Markets Opportunities Fund (c)	2,674,832	41,780,869
Fidelity Series International Growth Fund (c)	1,104,378	15,748,433
Fidelity Series International Small Cap Fund (c)	289,006	4,288,851
Fidelity Series International Value Fund (c)	1,565,384	15,700,801
Fidelity Series Overseas Fund (c)	1,446,917	15,713,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $93,834,386)		104,096,066

Bond Funds - 67.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	15,307,840	142,056,757
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	472,081	3,635,022
Fidelity Series Emerging Markets Debt Fund (c)	530,422	3,893,300
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	148,922	1,294,128
Fidelity Series Floating Rate High Income Fund (c)	53,488	469,622
Fidelity Series High Income Fund (c)	490,736	3,955,331
Fidelity Series International Credit Fund (c)	66,173	509,535
Fidelity Series International Developed Markets Bond Index Fund (c)	3,436,732	28,902,916
Fidelity Series Investment Grade Bond Fund (c)	29,036,356	286,008,107
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,693,292	27,502,693
Fidelity Series Real Estate Income Fund (c)	116,892	1,103,460
TOTAL BOND FUNDS (Cost $569,422,110)		499,330,871

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	1,298,590	1,298,849
Fidelity Series Government Money Market Fund 4.35% (c)(e)	63,522,651	63,522,651
Fidelity Series Short-Term Credit Fund (c)	1,555,627	14,856,240
TOTAL SHORT-TERM FUNDS (Cost $80,258,910)		79,677,740

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $797,083,272)	742,914,583
NET OTHER ASSETS (LIABILITIES) - 0.0%	83,825
NET ASSETS - 100.0%	742,998,408

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	103	Mar 2023	11,566,578	(30,955)	(30,955)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Mar 2023	1,834,805	(13,663)	(13,663)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	33	Mar 2023	4,432,313	9,299	9,299

TOTAL PURCHASED					(35,319)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	32	Mar 2023	6,177,600	172,543	172,543
MSCI EAFE Index Future (United States)	42	Mar 2023	4,093,740	66,004	66,004
MSCI Emerging Markets Index Future (United States)	49	Mar 2023	2,350,530	22,146	22,146

TOTAL SOLD					260,693

TOTAL FUTURES CONTRACTS					225,374
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,192,896.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	363,706	9,620,729	8,685,586	14,955	-	-	1,298,849	0.0%
Total	363,706	9,620,729	8,685,586	14,955	-	-	1,298,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	135,536,804	45,091,587	27,195,248	7,148,442	(590,056)	(10,786,330)	142,056,757
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,690,790	7,175,448	9,042,276	250,744	(633,294)	(555,646)	3,635,022
Fidelity Series All-Sector Equity Fund	2,915,792	247,416	730,173	104,299	(87,702)	(420,780)	1,924,553
Fidelity Series Blue Chip Growth Fund	4,789,252	3,473,757	1,555,728	183,570	(250,382)	(1,376,278)	5,080,621
Fidelity Series Canada Fund	8,837,313	719,587	2,049,338	198,200	24,489	(1,309,031)	6,223,020
Fidelity Series Commodity Strategy Fund	13,741,976	7,514,312	8,228,530	6,529,286	(1,678,120)	(5,738,059)	5,611,579
Fidelity Series Emerging Markets Debt Fund	4,719,375	422,168	735,272	178,030	(203,313)	(309,658)	3,893,300
Fidelity Series Emerging Markets Debt Local Currency Fund	1,568,618	33,039	244,750	-	(42,532)	(20,247)	1,294,128
Fidelity Series Emerging Markets Fund	5,896,823	809,906	1,108,759	117,624	(126,319)	(831,081)	4,640,570
Fidelity Series Emerging Markets Opportunities Fund	53,126,445	7,819,699	11,325,293	1,008,247	(1,720,963)	(6,119,019)	41,780,869
Fidelity Series Floating Rate High Income Fund	940,974	212,958	642,983	33,045	(79,420)	38,093	469,622
Fidelity Series Government Money Market Fund 4.35%	87,525,442	9,382,434	33,385,225	1,018,573	-	-	63,522,651
Fidelity Series Growth Company Fund	11,934,245	3,564,997	3,188,004	55,853	(507,585)	(2,382,440)	9,421,213
Fidelity Series High Income Fund	5,573,379	256,175	1,290,063	212,290	(100,990)	(483,170)	3,955,331
Fidelity Series Inflation-Protected Bond Index Fund	17,694,190	105,393	17,480,525	87,571	453,771	(772,829)	-
Fidelity Series International Credit Fund	583,824	29,031	4,097	29,031	109	(99,332)	509,535
Fidelity Series International Developed Markets Bond Index Fund	28,580,774	8,180,556	4,734,000	228,472	(410,374)	(2,714,040)	28,902,916
Fidelity Series International Growth Fund	20,171,385	3,419,870	5,144,143	541,194	(725,260)	(1,973,419)	15,748,433
Fidelity Series International Small Cap Fund	5,530,790	702,655	1,040,110	261,829	(185,738)	(718,746)	4,288,851
Fidelity Series International Value Fund	20,376,457	2,778,907	5,704,835	530,061	(136,643)	(1,613,085)	15,700,801
Fidelity Series Intrinsic Opportunities Fund	11,613,800	2,221,796	8,305,229	1,940,155	2,693,854	(5,102,501)	3,121,720
Fidelity Series Investment Grade Bond Fund	359,246,365	18,723,559	58,658,639	7,487,004	(5,329,556)	(27,973,622)	286,008,107
Fidelity Series Large Cap Stock Fund	10,613,894	3,430,660	3,503,018	636,948	86,761	(1,424,912)	9,203,385
Fidelity Series Large Cap Value Index Fund	3,994,232	420,374	1,134,992	106,568	242,360	(614,785)	2,907,189
Fidelity Series Long-Term Treasury Bond Index Fund	34,621,461	6,145,913	5,271,320	612,089	(453,002)	(7,540,359)	27,502,693
Fidelity Series Opportunistic Insights Fund	6,113,361	2,576,624	1,676,101	276,239	(143,265)	(1,205,091)	5,665,528
Fidelity Series Overseas Fund	20,284,401	3,199,981	4,990,138	285,017	(489,809)	(2,290,913)	15,713,522
Fidelity Series Real Estate Income Fund	3,394,488	215,427	2,043,838	190,412	8,033	(470,650)	1,103,460
Fidelity Series Short-Term Credit Fund	21,922,817	981,756	7,674,219	220,647	(254,137)	(119,977)	14,856,240
Fidelity Series Small Cap Discovery Fund	1,316,515	282,857	370,331	193,267	18,784	(346,135)	901,690
Fidelity Series Small Cap Opportunities Fund	4,319,120	417,406	1,192,515	167,103	(12,325)	(556,129)	2,975,557
Fidelity Series Stock Selector Large Cap Value Fund	8,939,336	1,255,980	2,745,553	464,827	363,922	(1,318,114)	6,495,571
Fidelity Series Value Discovery Fund	6,800,190	860,687	1,868,520	278,725	448,999	(932,952)	5,308,404
	929,914,628	142,672,915	234,263,765	31,575,362	(9,819,703)	(88,081,237)	740,422,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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